TAXATION - Reconciliation of the differences between the statutory tax rate and the effective tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Loss before income tax	$ (5,671)	¥ (37,010)	¥ (274,233)	¥ (15,994)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax computed at the PRC statutory tax rate of 25%	(1,418)	(9,253)	(68,558)	(3,999)
Effect of differing tax rates in different jurisdictions	245	1,596
Effect of tax rate changes on deferred taxes	7,808	50,950
Research and development superdeduction	(1,947)	(12,707)	(8,774)	(9,596)
Sharedbased compensation expenses	3,051	19,913	67,635
Nondeductible expenses	564	3,678	554	56
Effect of PRC preferential tax rates	(3,442)	(22,458)
Change in valuation allowance	(4,792)	(31,269)	10,342	15,148
Others	2	16	165	1
Total income tax expenses	$ 71	¥ 466	1,364	1,610
Valuation allowance, onshore restructuring			¥ (924)	¥ 1,340